INVESTORS' MONTHLY REPORT
-------------------------
GRANITE MASTER ISSUER PLC
-------------------------

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Finance Trustees Limited, Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended         31-May-06
                    ---------

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears have increased to 0.49% by balance but remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at (GBP)2.5mm cumulative over 5 years are easily absorbed by the current month's excess spread.

------------------------------------------------------------------------------

Next trust determination date                                      1 June 2006

Next trust distribution date                                       9 June 2006
(6 business days from determination date)

Mortgage Loans

------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                       361,044

Current Balance - Trust Mortgage Assets                    (GBP)37,337,968,148

Current Balance - Trust Cash and other Assets               (GBP)2,573,743,973

Last Months Closing Trust Assets                           (GBP)41,774,970,584

Funding share                                              (GBP)15,163,092,789

Funding 2 share                                            (GBP)18,718,710,782

Funding and Funding 2 share                                (GBP)33,881,803,571

Funding and Funding 2 Share Percentage                                  84.89%

Seller Share*                                               (GBP)6,029,908,550

Seller Share Percentage                                                 15.11%

Minimum Seller Share (Amount)*                              (GBP)2,494,701,891

Minimum Seller Share (% of Total)                                        6.25%

Excess Spread last quarter annualised (% of Total)                       0.61%
------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports



Arrears Analysis of Non Repossessed Mortgage Loans

-------------------------------------------------------------------------------------------------------------------
                          Number       Principal (GBP)      Arrears (GBP)      By number (%)       By Principal (%)

> = 1 < 2 Months           4,358           467,789,181          3,456,012              1.21%                  1.25%

> = 2 < 3 Months           1,720           178,549,755          2,410,145              0.48%                  0.48%

> = 3 < 4 Months             742            72,556,975          1,410,214              0.21%                  0.19%

> = 4 < 5 Months             426            41,438,153          1,058,372              0.12%                  0.11%

> = 5 < 6 Months             271            25,488,552            816,039              0.08%                  0.07%

> = 6 < 7 Months             167            18,570,306            653,168              0.05%                  0.05%

> = 7 < 8 Months             111            12,491,844            516,706              0.03%                  0.03%

> = 8 < 9 Months              59             5,758,897            272,467              0.02%                  0.02%

> = 9 < 10 Months             30             3,565,102            185,277              0.01%                  0.01%

> = 10 < 11 Months            14             1,319,073             77,010              0.00%                  0.00%

> = 11 < 12 Months             6               564,674             39,056              0.00%                  0.00%

> = 12 < 13 Months            11             1,165,153             67,929              0.00%                  0.00%

Total                      7,915           829,257,665         10,962,395              2.19%                  2.22%
-------------------------------------------------------------------------------------------------------------------



Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

--------------------------------------------------------------------------------------------------------
                                                         Number     Principal (GBP)        Arrears (GBP)
Total (since inception)                                   1,329         108,279,474            5,880,489
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Properties in Possession                                                                             376

Number Brought Forward                                                                               291

Repossessed (Current Month)                                                                            85

Sold (since inception)                                                                               953

Sold (current month)                                                                                  61

Sale Price / Last Loan Valuation                                                                    1.06

Average Time from Possession to Sale (days)                                                          131

Average Arrears at Sale                                                                       (GBP)3,922

Total Principal Loss (Since inception)                                                    (GBP)2,506,639

Total Principal Loss (current month)                                                        (GBP)683,373

Number of accounts experiencing a loss since inception                                               188

Ratio of aggregate net losses to average portfolio balance                                       0.00007

Average loss on accounts experiencing a loss                                                 (GBP)13,333

MIG Claims Submitted                                                                                  13

MIG Claims Outstanding                                                                                 0

Average Time from Claim to Payment                                                                   104
--------------------------------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month



Substitution

-------------------------------------------------------------------------------------------------------------------------
                                                                                            Number        Principal (GBP)
Substituted this period                                                                          0                 (GBP)0

Substituted to date (since 26 March 2001)                                                  857,656    (GBP)83,319,205,106
-------------------------------------------------------------------------------------------------------------------------

CPR Analysis

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 % of CPR

Current Month % of CPR - Removals*                                                                                 59.30%

Previous Month % of CPR - Removals*                                                                                64.20%

Current Month % of CPR - Non-Removals**                                                                            40.70%

Previous Month % of CPR - Non-Removals**                                                                           35.80%
-------------------------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Monthly             Annualised

Current Month CPR Rate - Total                                                               6.55%                 55.65%

Previous Month CPR Rate - Total                                                              5.69%                 50.49%
-------------------------------------------------------------------------------------------------------------------------

Key pool statistics

-------------------------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                                                         24.4

Weighted Average Remaining Term (by value) Years                                                                    21.32

Average Loan Size                                                                                            (GBP)103,417

Weighted Average LTV (by value)                                                                                    76.69%

Weighted Average Indexed LTV (by value)                                                                            71.18%

Non Verified (by value)                                                                                            43.25%
-------------------------------------------------------------------------------------------------------------------------

Product Breakdown

-------------------------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                                            53.59%

Together (by balance)                                                                                              25.83%

Capped (by balance)                                                                                                 0.20%

Variable (by balance)                                                                                              15.31%

Tracker (by balance)                                                                                                5.07%

Total                                                                                                              100.0%
-------------------------------------------------------------------------------------------------------------------------




Geographic Analysis

----------------------------------------------------------------------------------------------------------------------
                                        Number              % of Total                 Value (GBP)          % of Total
East Anglia                              7,714                   2.14%                 817,179,950               2.19%

East Midlands                           25,728                   7.13%               2,432,788,260               6.52%

Greater London                          42,717                  11.83%               6,953,524,413              18.62%

North                                   33,470                   9.27%               2,322,112,149               6.22%

North West                              46,511                  12.88%               3,984,926,088              10.67%

Scotland                                50,389                  13.96%               3,747,409,472              10.04%

South East                              55,559                  15.39%               7,639,571,412              20.46%

South West                              24,836                   6.88%               2,883,688,779               7.72%

Wales                                   14,385                   3.98%               1,238,361,664               3.32%

West Midlands                           24,190                   6.70%               2,386,729,436               6.39%

Yorkshire                               35,545                   9.85%               2,931,676,526               7.85%

Total                                  361,044                    100%              37,337,968,148                100%
----------------------------------------------------------------------------------------------------------------------



LTV Levels Breakdown

----------------------------------------------------------------------------------------------------------------------
                                                                Number                 Value (GBP)          % of Total
0% < 25%                                                        14,932                 551,805,597               1.48%

> = 25% < 50%                                                   44,041               3,374,926,299               9.04%

> = 50% < 55%                                                   13,412               1,287,808,704               3.45%

> = 55% < 60%                                                   14,546               1,489,914,222               3.99%

> = 60% < 65%                                                   16,282               1,780,005,764               4.77%

> = 65% < 70%                                                   20,243               2,189,644,906               5.86%

> = 70% < 75%                                                   23,697               2,796,352,924               7.49%

> = 75% < 80%                                                   24,896               3,082,328,292               8.26%

> = 80% < 85%                                                   41,957               5,097,205,771              13.65%

> = 85% < 90%                                                   40,090               4,767,456,378              12.77%

> = 90% < 95%                                                   69,549               7,040,025,836              18.85%

> = 95% < 100%                                                  36,229               3,775,899,121              10.11%

> = 100%                                                         1,170                 104,594,334               0.28%

Total                                                          361,044              37,337,968,148              100.0%
----------------------------------------------------------------------------------------------------------------------

Repayment Method

----------------------------------------------------------------------------------------------------------------------
                                                                Number                 Value (GBP)          % of Total
Endowment                                                       16,820               1,333,551,181               3.57%

Interest Only                                                   81,151              12,052,588,917              32.28%

Pension Policy                                                     380                  36,840,008               0.10%

Personal Equity Plan                                               682                  48,996,915               0.13%

Repayment                                                      262,011              23,865,991,128              63.92%

Total                                                          361,044              37,337,968,148             100.00%
----------------------------------------------------------------------------------------------------------------------




Employment Status

----------------------------------------------------------------------------------------------------------------------
                                                                Number                Value (GBP)           % of Total

Full Time                                                      311,374             30,511,580,519               81.72%

Part Time                                                        4,685                337,095,136                0.90%

Retired                                                          1,289                 66,852,473                0.18%

Self Employed                                                   40,772              6,277,205,487               16.81%

Other                                                            2,924                145,234,533                0.39%

Total                                                          361,044             37,337,968,148              100.00%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                                                               6.59%

Effective Date of Change                                                                              1 September 2005
----------------------------------------------------------------------------------------------------------------------




Main parties to the structure

Northern Rock plc                     Citibank NA                      The Bank of New York

Seller                                Agent bank                       Security trustee
Administrator                         Common depositary                Note trustee
Cash Manager                          Principal paying agent
Basis swap provider                   Registrar
Start up loan provider                US Paying Agent
Account bank




Ratings
            Short term      Long term           Short term      Long term           Short term      Long term
S&P             A1          A positive              A1+             AA                 A-1+            AA-
Moodys          P-1             A1                  P-1             Aa1                P-1             Aa2
Fitch           F1              A+                  F1+             AA+                F1+             AA-




---------------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
                              Principal Received              Funding                    Funding 2                   Seller

Month                      (GBP)2,455,122,310.00            (GBP)0.00          (GBP)650,266,442.00    (GBP)1,804,855,868.00
---------------------------------------------------------------------------------------------------------------------------


Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


----------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                                                 Receipts
                    Revenue Received         GIC Interest               sub-total       Administration fee      Available revenue

Month               (GBP)179,932,239       (GBP)6,253,512        (GBP)186,185,751           (GBP)2,343,485       (GBP)183,842,266

----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Distribution

                                                              Funding                    Funding 2                   Seller
Month                                                 (GBP)70,829,590              (GBP)78,233,488          (GBP)34,779,188

---------------------------------------------------------------------------------------------------------------------------


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.


Granite Master Issuer Waterfall 22 May 2006
-------------------------------------------

Distribution of Issuer Available Revenue Receipts                            Total

Issuer available revenue receipts from Funding 2                                122,714,842
Issuer available revenue receipts - Issuers Revenue Ledger                        5,138,100
Issuer available reserve fund created by Funding 2 reserve fund top up          283,192,305

                                                                                411,045,247

Issuer required revenue receipts                                                 98,833,139

3rd party creditors
Issuer cash manager
Amounts due to the Series 05-1 A notes and A swap providers                      89,647,822
Amounts due to the Series 05-1 B notes and B note swap providers                  2,869,664
Amounts due to the Series 05-1 M notes and M note swap providers                  3,095,146
Amounts due to the Series 05-1 C notes and C note swap providers                  3,220,507
Interest due on start-up loan (from Northern Rock plc)                            2,744,040
Principal due on start-up loan                                                   25,819,138
To fund issuer reserve fund                                                     272,406,762
To fund funding reserve fund                                                     10,785,542
To fund Series 05-1 Payment Date                                                    456,626

Excess of available revenue receipts over required receipts                      25,819,138


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
     o  an insolvency event occurs in relation to the seller;
     o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
     o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
     o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
     o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or
     o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
     o  the principal balance of mortgages in arrears is greater than 4%
     o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
     o  debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes            Granite Mortgages 01-1 plc

-------------------------------------------------------------------------------------------------------------------------
                               ISIN       Brought forward            Repaid         Outstanding              Rating
                                                                                                   Moodys/S&P/Fitch

Series 1

A1                    US387413 AA59                    $0                $0                  $0         Aaa/AAA/AAA

A2                    US387413 AB33          $255,000,000                $0        $255,000,000         Aaa/AAA/AAA

B                     US387413 AC16           $37,500,000                $0         $37,500,000         Aa2/AA+/AA+

C                     US387413 AD98           $50,000,000                $0         $50,000,000          Baa1/A-/A-


Series 2

A                      XS0126890390      (GBP)350,000,000            (GBP)0    (GBP)350,000,000         Aaa/AAA/AAA

B                      XS0126890473       (GBP)10,000,000            (GBP)0     (GBP)10,000,000         Aa1/AA+/AA+

C                      XS0126890556       (GBP)15,000,000            (GBP)0     (GBP)15,000,000            A3/A-/A-
-------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------
                      Reference Rate          Margin     Pool factor  Expected Maturity


Series 1

A1                               N/A           0.12%               0                N/A

A2                             5.29%           0.21%         0.34694             Jan-08

B                              5.48%           0.40%        0.750000             Jan-08

C                              6.48%           1.40%         0.74074             Jan-08


Series 2

A                              4.87%           0.24%         1.00000             Jan-08

B                              5.03%           0.40%         1.00000             Jan-08

C                              6.03%           1.40%         1.00000             Jan-08
---------------------------------------------------------------------------------------





Credit Enhancement

-----------------------------------------------------------------------------------------------
                                                                                     % of Notes
                                                                                    Outstanding
Class B Notes ((GBP) Equivalent)                           (GBP)35,759,033                5.86%

Class C Notes ((GBP) Equivalent)                           (GBP)49,345,377                8.09%
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement            (GBP)20,000,000                0.13%

Balance Brought Forward                                    (GBP)20,000,000                0.13%

Drawings this Period                                                (GBP)0                0.00%

Excess Spread this Period                                     (GBP)973,880                0.01%

Funding Reserve Fund Top-up this Period*                     -(GBP)973,880               -0.01%

Current Balance                                            (GBP)20,000,000                0.13%
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Funding Reserve Balance                                   (GBP)155,563,557                1.03%

Funding Reserve %                                                     1.0%                   NA
-----------------------------------------------------------------------------------------------




Notes            Granite Mortgages 01-2 plc

------------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid        Outstanding                Rating
                                                                                                   Moodys/S&P/Fitch
Series 1

A                     US38741PAA66          $102,000,000                $0       $102,000,000           Aaa/AAA/AAA

B                     US38741PAB40           $33,500,000                $0        $33,500,000           Aa1/AA+/AA+

C                     US38741PAC23           $44,500,000                $0        $44,500,000            Baa1/A-/A-


Series 2

A                     XS0134454510      (GBP)500,000,000            (GBP)0   (GBP)500,000,000           Aaa/AAA/AAA

B                     XS0134454866       (GBP)15,000,000            (GBP)0    (GBP)15,000,000           Aa1/AA+/AA+

C                     XS0134455590       (GBP)20,000,000            (GBP)0    (GBP)20,000,000            Baa1/A-/A-

D                     XS0134456218                (GBP)0            (GBP)0             (GBP)0         Baa3/BB+/BBB+
------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------
                      Reference Rate          Margin     Pool factor  Expected Maturity

Series 1

A                              5.31%           0.23%         0.07846             Oct-06

B                              5.48%           0.40%         0.77011             Oct-06

C                              6.46%          1.375%         0.76724             Oct-06


Series 2

A                              4.88%           0.25%         1.00000             Oct-06

B                              5.05%           0.42%         1.00000             Oct-06

C                              6.03%           1.40%         1.00000             Oct-06

D                              9.23%           4.60%        0.000000             Oct-06
---------------------------------------------------------------------------------------




Credit Enhancement

-----------------------------------------------------------------------------------------------------------------
                                                                                           % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                        (GBP)38,103,448                     5.78%

Class C Notes ((GBP) Equivalent)                                        (GBP)50,689,655                     7.69%

Class D Notes                                                                    (GBP)0                     0.00%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement                         (GBP)20,000,000                     0.13%

Balance Brought Forward                                                 (GBP)20,000,000                     0.13%

Drawings this Period                                                             (GBP)0                     0.00%

Excess Spread this Period                                                  (GBP)755,933                     0.00%

Funding Reserve Fund Top-up this Period*                                  -(GBP)755,933                     0.00%

Current Balance                                                         (GBP)20,000,000                     0.13%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                     1.03%

Funding Reserve %                                                                  1.0%                        NA
-----------------------------------------------------------------------------------------------------------------



Notes                 Granite Mortgages 02-1 plc

-----------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid        Outstanding                Rating
                                                                                                   Moodys/S&P/Fitch

Series 1

A1                    US38741NAA19                    $0                $0                 $0           Aaa/AAA/AAA

A2                    US38741NAB91          $343,300,000                $0       $343,300,000           Aaa/AAA/AAA

B                     US38741NAD57           $69,700,000                $0        $69,700,000           Aa2/AA+/AA+

C                     US38741NAC64           $96,500,000                $0        $96,500,000          Baa1/A-/BBB+


Series 2

A                     XS0144804712      (GBP)460,000,000            (GBP)0   (GBP)460,000,000           Aaa/AAA/AAA

B                     XS0144805958       (GBP)16,200,000            (GBP)0    (GBP)16,200,000           Aa1/AA+/AA+

C                     XS0144806253       (GBP)22,500,000            (GBP)0    (GBP)22,500,000          Baa1/A-/BBB+

D                     XS0144806501        (GBP)2,000,000            (GBP)0     (GBP)2,000,000          Baa3/BB+/BBB


Series 3

A                     XS0144807657     (euro)600,000,000           (euro)0  (euro)600,000,000           Aaa/AAA/AAA

B                     XS0144807491      (euro)21,100,000           (euro)0   (euro)21,100,000           Aa1/AA+/AA+

C                     XS0144807814      (euro)29,300,000           (euro)0   (euro)29,300,000          Baa1/A-/BBB+
-----------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------
                      Reference Rate            Margin   Pool factor        Expected
                                                                            maturity


Series 1

A1                               N/A             0.10%      0.000000             N/A

A2                             5.24%             0.16%       0.26938          Apr 07

B                              5.41%             0.33%      1.000000          Apr 07

C                              6.38%             1.30%      1.000000          Apr 07


Series 2

A                              4.83%             0.20%      1.000000          Apr 07

B                              4.98%             0.35%      1.000000          Apr 07

C                              5.93%             1.30%      1.000000          Apr 07

D                              9.13%             4.50%      0.133330          Oct 06


Series 3

A                              5.15%    Fixed to 04/07      1.000000          Apr 07

B                              3.12%             0.35%      1.000000          Apr 07

C                              4.07%             1.30%      1.000000          Apr 07
------------------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------------------------
                                                                                         % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                        (GBP)78,633,262                   6.21%

Class C Notes ((GBP) Equivalent)                                       (GBP)108,993,167                   8.61%

Class D Notes                                                            (GBP)2,000,000                   0.16%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement                         (GBP)34,372,240                   0.23%

Balance Brought Forward                                                 (GBP)34,372,240                   0.23%

Drawings this Period                                                             (GBP)0                   0.00%

Excess Spread this Period                                                  (GBP)983,082                   0.01%

Funding Reserve Fund Top-up this Period*                                  -(GBP)983,082                  -0.01%

Current Balance                                                         (GBP)34,372,240                   0.23%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                   1.03%

Funding Reserve %                                                                  1.0%                      NA
---------------------------------------------------------------------------------------------------------------



Notes                 Granite Mortgages 02-2 plc

-------------------------------------------------------------------------------------------------------------------------
                               ISIN       Brought forward            Repaid        Outstanding                Rating
                                                                                                    Moodys/S&P/Fitch

Series 1

A1                     US38741RAA23                    $0                $0                 $0           Aaa/AAA/AAA

A2                     US38741RAB06          $495,000,000                $0       $495,000,000           Aaa/AAA/AAA

B                      US38741RAC88           $60,000,000                $0        $60,000,000           Aa2/AA+/AA+

C                      US38741RAD61           $88,000,000                $0        $88,000,000            Baa1/A-/A-


Series 2

A                      XS0153568638     (euro)475,000,000          (euro) 0 (euro) 475,000,000           Aaa/AAA/AAA

B                      XS0153568984      (euro)41,000,000          (euro) 0  (euro) 41,000,000           Aa2/AA+/AA+

C                      XS0153569289      (euro)53,000,000          (euro) 0  (euro) 53,000,000            Baa1/A-/A-


Series 3

A                      XS0153569792      (GBP)665,000,000            (GBP)0   (GBP)665,000,000           Aaa/AAA/AAA

B                      XS0153569875       (GBP)25,000,000            (GBP)0    (GBP)25,000,000           Aa1/AA+/AA+

C                      XS0153569958       (GBP)33,000,000            (GBP)0    (GBP)33,000,000              A3/A-/A-
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           Maturity

Series 1

A1                               N/A           0.11%       0.000000             N/A

A2                             5.26%           0.18%       0.430430          Jan 08

B                              5.45%           0.37%       1.000000          Jan 08

C                              6.33%           1.25%       1.000000          Jan 08


Series 2

A                              2.96%           0.19%       0.431820          Jan 08

B                              3.14%           0.37%       1.000000          Jan 08

C                              4.02%           1.25%       1.000000          Jan 08


Series 3

A                              4.82%           0.19%       1.000000          Jan 08

B                              5.00%           0.37%       1.000000          Jan 08

C                              5.88%           1.25%       1.000000          Jan 08
----------------------------------------------------------------------------------




Credit Enhancement

---------------------------------------------------------------------------------------------------------------
                                                                                         % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                        (GBP)90,075,689                   5.99%

Class C Notes ((GBP) Equivalent)                                       (GBP)123,900,819                   8.24%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement                         (GBP)39,000,000                   0.26%

Balance Brought Forward                                                 (GBP)39,000,000                   0.26%

Drawings this Period                                                             (GBP)0                   0.00%

Excess Spread this Period                                                (GBP)2,567,863                   0.02%

Funding Reserve Fund Top-up this Period*                                -(GBP)2,567,863                  -0.02%

Current Balance                                                         (GBP)39,000,000                   0.26%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                   1.03%

Funding Reserve %                                                                  1.0%                      NA



Notes            Granite Mortgages 03-1 plc

------------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid        Outstanding                Rating
                                                                                                   Moodys/S&P/Fitch

Series 1

A1                    US38741TAA88                    $0                                   $0          P-1/A-1+/F1+

A2                    US38741TAB61          $465,398,501                $0       $465,398,501           Aaa/AAA/AAA

A3**                  US38741TAC45          $113,975,111                $0       $113,975,111           Aaa/AAA/AAA

B                     US38741TAD28           $42,000,000                $0        $42,000,000           Aa2/AA+/AA+

C                     US38741TAE01           $56,000,000                $0        $56,000,000            Baa2/A-/A-


Series 2

A                     XS0160702113     (euro)900,000,000           (euro)0  (euro)900,000,000           Aaa/AAA/AAA

B                     XS0160702204      (euro)62,000,000           (euro)0   (euro)62,000,000           Aa2/AA+/AA+

C                     XS0160702386      (euro)94,500,000           (euro)0   (euro)94,500,000            Baa2/A-/A-


Series 3

A                     XS0160703434      (GBP)665,000,000            (GBP)0   (GBP)665,000,000           Aaa/AAA/AAA

B                     XS0160703608       (GBP)31,000,000            (GBP)0    (GBP)31,000,000           Aa2/AA+/AA+

C                     XS0160703780       (GBP)41,000,000            (GBP)0    (GBP)41,000,000            Baa2/A-/A-
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

Series 1

A1                               N/A          -0.01%       0.000000             N/A

A2                             5.27%           0.19%        0.37992          Apr 08

A3**                             N/A           0.40%        0.37992          Apr 08

B                              5.51%           0.43%       1.000000          Apr 08

C                              6.53%           1.45%       1.000000          Apr 08


Series 2

A                              3.01%           0.24%       1.000000          Apr 08

B                              3.20%           0.43%       1.000000          Apr 08

C                              4.22%           1.45%       1.000000          Apr 08


Series 3

A                              4.87%           0.24%       1.000000          Apr 08

B                              5.06%           0.43%       1.000000          Apr 08

C                              6.08%           1.45%       1.000000          Apr 08
-----------------------------------------------------------------------------------


** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.



Credit Enhancement

-----------------------------------------------------------------------------------------------------------------
                                                                                           % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                        (GBP)97,837,647                     5.28%

Class C Notes ((GBP) Equivalent)                                       (GBP)137,914,263                     7.45%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement                         (GBP)45,000,000                     0.30%

Balance Brought Forward                                                 (GBP)45,000,000                     0.30%

Drawings this Period                                                             (GBP)0                     0.00%

Excess Spread this Period                                                (GBP)2,690,048                     0.02%

Funding Reserve Fund Top-up this Period*                                -(GBP)2,690,048                    -0.02%

Current Balance                                                         (GBP)45,000,000                     0.30%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                     1.03%

Funding Reserve %                                                                  1.0%                        NA
-----------------------------------------------------------------------------------------------------------------



Notes                 Granite Mortgages 03-2 plc

----------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

Series 1

A1                    US38741QAA40                    $0                $0                  $0         Aaa/AAA/AAA

A2                    US38741QAB23          $445,372,552                $0        $445,372,552         Aaa/AAA/AAA

A3                    US38741QAC06          $500,000,000                $0        $500,000,000         Aaa/AAA/AAA

B                     US38741QAD88           $76,500,000                $0         $76,500,000         Aa1/AA+/AA+

C                     US38741QAE61           $10,500,000                $0         $10,500,000          Baa1/A-/A-


Series 2

A                     XS0168665718     (euro)300,000,000           (euro)0   (euro)300,000,000         Aaa/AAA/AAA

B                     XS0168666013      (euro)72,900,000           (euro)0    (euro)72,900,000         Aa1/AA+/AA+

M                     XS0168771748      (euro)52,300,000           (euro)0    (euro)52,300,000           Aa3/A+/AA

C1                    XS0168666104      (euro)16,000,000           (euro)0    (euro)16,000,000          Baa1/A-/A-

C2                    XS0168666443      (euro)65,500,000           (euro)0    (euro)65,500,000          Baa1/A-/A-


Series 3

A                     XS0168666526      (GBP)352,280,000            (GBP)0    (GBP)352,280,000         Aaa/AAA/AAA

C                     XS0168666872       (GBP)15,000,000            (GBP)0     (GBP)15,000,000          Baa1/A-/A-
----------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------
                      Reference Rate             Margin   Pool factor        Expected
                                                                             maturity

Series 1

A1                               N/A              0.08%      0.000000             N/A

A2                             5.24%              0.16%      0.442716          Jul 07

A3                             5.33%              0.25%      1.000000          Jul 10

B                              5.57%              0.49%      1.000000          Jul 10

C                              6.63%              1.55%      1.000000          Jul 10


Series 2

A                              3.02%              0.25%      0.600000          Jul 10

B                              3.26%              0.49%      0.145800          Jul 10

M                              3.52%              0.75%      0.104600          Jul 10

C1                             5.20%  Fixed until 07/10      0.032000          Jul 10

C2                             4.32%              1.55%      0.131000          Jul 10


Series 3

A                             4.625%  Fixed until 07/10     11.363871          Jul 10

C                              6.18%              1.55%      0.365854          Jul 10
-------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------
                                                                                    % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                           (GBP)137,050,418                    9.99%

Class C Notes ((GBP) Equivalent)                                  (GBP)79,770,315                    5.82%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement                   (GBP)35,000,000                    0.23%

Balance Brought Forward                                           (GBP)35,000,000                    0.23%

Drawings this Period                                                       (GBP)0                    0.00%

Excess Spread this Period                                          (GBP)2,021,438                    0.01%

Funding Reserve Fund Top-up this Period*                          -(GBP)2,021,438                   -0.01%

Current Balance                                                   (GBP)35,000,000                    0.23%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                          (GBP)155,563,557                    1.03%

Funding Reserve %                                                            1.0%                       NA
----------------------------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.



All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

Series 1

A1                    US38741UAA51                    $0                $0                  $0         Aaa/AAA/AAA

A2                    US38741UAB35                    $0                $0                  $0         Aaa/AAA/AAA

A3                    US38741UAC18          $472,187,718                $0        $472,187,718         Aaa/AAA/AAA

B                     US38741UAD90           $72,000,000                $0         $72,000,000         Aa1/AA+/AA+

M                     US38741UAE73           $27,000,000                $0         $27,000,000           Aa3/A+/AA

C                     US38741UAF49           $50,000,000                $0         $50,000,000       Baa1/BBB/BBB+


Series 2

A                     XS0176409927      (GBP)604,400,280           (euro)0    (GBP)604,400,280         Aaa/AAA/AAA

B                     XS0176410180       (GBP)23,000,000           (euro)0     (GBP)23,000,000         Aa1/AA+/AA+

M                     XS0176410347        (GBP)7,500,000           (euro)0      (GBP)7,500,000           Aa3/A+/AA

C                     XS0176410420       (GBP)55,000,000           (euro)0     (GBP)55,000,000        Baa1/A-/BBB+


Series 3

A                     XS0176410693      (GBP)340,000,000            (GBP)0    (GBP)340,000,000         Aaa/AAA/AAA

B                     XS0176410776       (GBP)28,500,000            (GBP)0     (GBP)28,500,000         Aa1/AA+/AA+

M                     XS0176410859       (GBP)11,500,000            (GBP)0     (GBP)11,500,000           Aa3/A+/AA

C                     XS0176411071        (GBP)7,500,000            (GBP)0      (GBP)7,500,000        Baa1/A-/BBB+
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

Series 1

A1                               N/A           0.08%       0.000000             N/A

A2                             5.20%           0.12%              0          Apr 06

A3                             5.28%           0.20%       0.944375          Jan 09

B                              5.53%           0.45%       1.000000          Jan 09

M                              5.78%           0.70%       1.000000          Jan 09

C                              6.53%           1.45%       1.000000          Jan 09


Series 2

A                              4.82%           0.19%       0.944375          Jan 09

B                              5.08%           0.45%       1.000000          Jan 09

M                              5.33%           0.70%       1.000000          Jan 09

C                              6.08%           1.45%       1.000000          Jan 09


Series 3

A                              2.96%           0.19%       1.000000          Jan 09

B                              3.22%           0.45%       1.000000          Jan 09

M                              3.47%           0.70%       1.000000          Jan 09

C                              4.22%           1.45%       1.000000          Jan 09
-----------------------------------------------------------------------------------




Credit Enhancement

------------------------------------------------------------------------------------------------------------------
                                                                                            % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                 (GBP)122,676,688                      9.78%

Class C Notes ((GBP) Equivalent)                                        (GBP)76,908,644                      6.13%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement                         (GBP)33,400,000                      0.22%

Balance Brought Forward                                                 (GBP)33,400,000                      0.22%

Drawings this Period                                                             (GBP)0                      0.00%

Excess Spread this Period                                                (GBP)1,979,329                      0.01%

Funding Reserve Fund Top-up this Period*                                -(GBP)1,979,329                     -0.01%

Current Balance                                                         (GBP)33,400,000                      0.22%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                      1.03%

Funding Reserve %                                                                  1.0%                         NA
------------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                  Granite Mortgages 04-1 plc

-------------------------------------------------------------------------------------------------------------------------
                               ISIN       Brought forward           Repaid          Outstanding              Rating
                                                                                                   Moodys/S&P/Fitch

Series 1

A1                     US38741VAA35                    $0               $0                   $0        P-1/A-1+/F1+

A2                     US38741VAB18                    $0               $0                   $0         Aaa/AAA/AAA

B                      US38741VAC90           $52,000,000               $0          $52,000,000         Aa2/AA+/AA+

M                      US38741VAE56           $72,000,000               $0          $72,000,000           Aa3/A+/AA

C                      US38741VAD73          $108,000,000               $0         $108,000,000          A2/A-/BBB+


Series 2

A1                     US38741VAF22        $1,185,000,000               $0       $1,185,000,000         Aaa/AAA/AAA

A2                     XS0184562816     (euro)900,000,000          (euro)0    (euro)900,000,000         Aaa/AAA/AAA

B                      XS0184563111      (euro)91,000,000          (euro)0     (euro)91,000,000         Aa2/AA+/AA+

M                      XS0184563541      (euro)45,000,000          (euro)0     (euro)45,000,000            A1/A+/AA

C                      XS0184563897      (euro)60,000,000          (euro)0     (euro)60,000,000        Baa1/A-/BBB+


Series 3

A                      XS0184565249      (GBP)600,000,000           (GBP)0     (GBP)600,000,000         Aaa/AAA/AAA

B                      XS0184566130       (GBP)23,000,000           (GBP)0      (GBP)23,000,000         Aa2/AA+/AA+

M                      XS0184566569       (GBP)10,000,000           (GBP)0      (GBP)10,000,000            A1/A+/AA

C                      XS0184567534       (GBP)20,000,000           (GBP)0      (GBP)20,000,000        Baa1/A-/BBB+
-------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------
                       Reference Rate          Margin    Pool factor        Expected
                                                                            maturity

Series 1

A1                                N/A          -0.04%       0.000000             N/A

A2                              5.00%           0.07%       0.000000          Mar 06

B                               5.14%           0.21%       0.057778          Jun 06

M                               5.34%           0.41%       0.080000          Jun 06

C                               5.83%           0.90%       0.120000          Jun 06


Series 2

A1                              5.09%           0.16%       1.000000          Mar 09

A2                              2.86%           0.16%       1.000000          Mar 09

B                               3.04%           0.34%       1.000000          Mar 09

M                               3.27%           0.57%       1.000000          Mar 09

C                               3.77%           1.07%       1.000000          Mar 09


Series 3

A                               4.75%           0.16%       1.000000          Mar 09

B                               4.93%           0.34%       1.000000          Mar 09

M                               5.16%           0.57%       1.000000          Mar 09

C                               5.66%           1.07%       1.000000          Mar 09
------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                          % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                 (GBP)194,305,490                    8.91%

Class C Notes ((GBP) Equivalent)                                       (GBP)120,180,421                    5.51%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement                         (GBP)60,000,000                    0.40%

Balance Brought Forward                                                 (GBP)60,000,000                    0.40%

Drawings this Period                                                             (GBP)0                    0.00%

Excess Spread this Period                                                (GBP)3,774,749                    0.02%

Funding Reserve Fund Top-up this Period*                                -(GBP)3,774,749                   -0.02%

Current Balance                                                         (GBP)60,000,000                    0.40%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                    1.03%

Funding Reserve %                                                                  1.0%                       NA
----------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                 Granite Mortgages 04-2 plc


------------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

Series 1

A1                    US38741WAA18                    $0                $0                  $0         Aaa/AAA/AAA

A2                    US38741WAB90          $389,342,890                $0        $389,342,890         Aaa/AAA/AAA

B                     US38741WAC73           $11,852,140                $0         $11,852,140          Aa2/AA+/AA

M                     US38741WAD56            $9,778,020                $0          $9,778,020             A1/A+/A

C                     US38741WAE30           $21,630,160                $0         $21,630,160          A3/A-/BBB+


Series 2

A1                    XS0193212825   (euro)1,340,000,000           (euro)0 (euro)1,340,000,000         Aaa/AAA/AAA

A2                    XS0193213807      (GBP)244,000,000            (GBP)0    (GBP)244,000,000         Aaa/AAA/AAA

B                     XS0193215414      (euro)92,000,000           (euro)0    (euro)92,000,000          Aa3/AA+/AA

M                     XS0193216578      (euro)53,500,000           (euro)0    (euro)53,500,000             A2/A+/A

C                     XS0193217030      (euro)89,000,000           (euro)0    (euro)89,000,000        Baa2/A-/BBB+


Series 3

A                     XS0193218350      (GBP)752,100,000            (GBP)0    (GBP)752,100,000         Aaa/AAA/AAA

B                     XS0193218863       (GBP)38,900,000            (GBP)0     (GBP)38,900,000          Aa2/AA+/AA

M                     XS0193219754       (GBP)26,500,000            (GBP)0     (GBP)26,500,000             A1/A+/A

C                     XS0193220927       (GBP)48,500,000            (GBP)0     (GBP)48,500,000        Baa1/A-/BBB+
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

Series 1

A1                               N/A           0.04%       0.000000             N/A

A2                             5.00%           0.07%       0.294332          Sep 06

B                              5.10%           0.17%       0.294098          Sep 06

M                              5.21%           0.28%       0.294519          Sep 06

C                              5.63%           0.70%       0.294288          Sep 06


Series 2

A1                             2.84%           0.14%       1.000000          Dec 10

A2                             4.73%           0.14%       1.000000          Dec 10

B                              2.97%           0.27%       1.000000          Dec 10

M                              3.10%           0.40%       1.000000          Dec 10

C                              3.50%           0.80%       1.000000          Dec 10


Series 3

A                              4.75%           0.16%       1.000000          Jun 11

B                              4.91%           0.32%       1.000000          Jun 11

M                              5.06%           0.47%       1.000000          Jun 11

C                              5.44%           0.85%       1.000000          Jun 11
-----------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                          % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                 (GBP)176,648,542                    7.28%

Class C Notes ((GBP) Equivalent)                                       (GBP)121,313,169                    5.00%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement                         (GBP)44,900,000                    0.30%

Balance Brought Forward                                                 (GBP)44,900,000                    0.30%

Drawings this Period                                                             (GBP)0                    0.00%

Excess Spread this Period                                                (GBP)4,124,250                    0.03%

Funding Reserve Fund Top-up this Period*                                -(GBP)4,124,250                   -0.03%

Current Balance                                                         (GBP)44,900,000                    0.30%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                    1.03%

Funding Reserve %                                                                  1.0%                       NA
----------------------------------------------------------------------------------------------------------------



All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                    Granite Mortgages 04-3 plc

----------------------------------------------------------------------------------------------------------------------
                              ISIN       Brought forward            Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

Series 1

A1                    US38741SAA06                    $0                $0                  $0         Aaa/AAA/AAA

A2                    XS0201482766              (euro) 0          (euro) 0            (euro) 0         Aaa/AAA/AAA

A3                    US38741SAB88          $847,180,696                $0        $847,180,696         Aaa/AAA/AAA

B                     US38741SAC61           $40,183,557                $0         $40,183,557          Aa3/AA+/AA

M                     US38741SAD45           $21,313,576                $0         $21,313,576             A2/A+/A

C                     US38741SAE28           $42,559,273                $0         $42,559,273        Baa2/A-/BBB+


Series 2

A1                    US38741SAF92          $713,700,000                $0        $713,700,000         Aaa/AAA/AAA

A2                    XS0201483228     (euro)800,150,000           (euro)0   (euro)800,150,000         Aaa/AAA/AAA

B                     XS0201483657      (euro)74,400,000           (euro)0    (euro)74,400,000          Aa1/AA+/AA

M                     XS0201484036      (euro)57,900,000           (euro)0    (euro)57,900,000            Aa3/A+/A

C                     XS0201485355     (euro)139,050,000           (euro)0   (euro)139,050,000        Baa2/A-/BBB+


Series 3

A1                    XS0201486320      (GBP)411,250,000            (GBP)0    (GBP)411,250,000         Aaa/AAA/AAA

A2                    XS0201565628      (GBP)600,000,000            (GBP)0    (GBP)600,000,000         Aaa/AAA/AAA

B                     XS0201486833       (GBP)54,350,000            (GBP)0     (GBP)54,350,000          Aa1/AA+/AA

M                     XS0201487211       (GBP)42,250,000            (GBP)0     (GBP)42,250,000            Aa3/A+/A

C                     XS0201487567       (GBP)99,450,000            (GBP)0     (GBP)99,450,000        Baa1/A-/BBB+
----------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------
                      Reference Rate              Margin  Pool factor        Expected
                                                                             maturity

Series 1

A1                               N/A               0.06%     0.000000             N/A

A2                             2.77%               0.07%     0.000000          Dec 05

A3                             5.03%               0.10%     0.678776          Mar 07

B                              5.09%               0.16%     0.678776          Mar 07

M                              5.20%               0.27%     0.678776          Mar 07

C                              5.52%               0.59%     0.678776          Mar 07


Series 2

A1                             5.07%               0.14%     1.000000          Mar 10

A2                             2.84%               0.14%     1.000000          Mar 10

B                              2.98%               0.28%     0.092983          Mar 10

M                              3.07%               0.37%     1.000000          Mar 10

C                              3.50%               0.80%     1.000000          Mar 10


Series 3

A1                             4.77%               0.18%     2.957569         Sept 11

A2                            5.515% Fixed until 09/2011     4.314995         Sept 11

B                              4.94%               0.35%     0.390867         Sept 11

M                              5.04%               0.45%     0.303848         Sept 11

C                              5.47%               0.88%     0.715210         Sept 11
-------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                          % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                 (GBP)221,148,333                    7.72%

Class C Notes ((GBP) Equivalent)                                       (GBP)218,061,376                    7.61%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement                         (GBP)48,000,000                    0.32%

Balance Brought Forward                                                 (GBP)48,000,000                    0.32%

Drawings this Period                                                             (GBP)0                    0.00%

Excess Spread this Period                                                (GBP)4,675,762                    0.03%

Funding Reserve Fund Top-up this Period*                                     -4,675,762                   -0.03%

Current Balance                                                         (GBP)48,000,000                    0.32%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Funding Reserve Balance                                                (GBP)155,563,557                    1.03%

Funding Reserve %                                                                  1.0%                       NA
----------------------------------------------------------------------------------------------------------------



All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes            Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------
                              ISIN      Brought forward             Repaid         Outstanding               Rating
                                                                                                   Moodys/S&P/Fitch

A1                    US38741YAA73         $228,571,000                 $0        $228,571,000          Aaa/AAA/AAA



A2                    XS0210928866   (euro) 285,714,000             (GBP)0    (GBP)285,714,000          Aaa/AAA/AAA

A3                    US38741YAB56       $1,100,000,000                 $0      $1,100,000,000          Aaa/AAA/AAA


A4                    US38741YAC30       $1,100,000,000                 $0      $1,100,000,000          Aaa/AAA/AAA

A5                    XS0210929161  (euro)1,500,000,000            (euro)0 (euro)1,500,000,000          Aaa/AAA/AAA

A6                    XS0210925847     (GBP)750,000,000             (GBP)0    (GBP)750,000,000          Aaa/AAA/AAA

B1                    US38741YAD13          $60,500,000                 $0         $60,500,000            Aa3/AA/AA

B2                    XS0210929591    (euro) 80,000,000           (euro) 0   (euro) 80,000,000            Aa3/AA/AA

B3                    XS0210925920      (GBP)55,000,000             (GBP)0     (GBP)55,000,000            Aa3/AA/AA

M1                    US38741YAE95          $65,000,000                 $0         $65,000,000               A2/A/A

M2                    XS0210929757    (euro) 79,000,000           (euro) 0   (euro) 79,000,000               A2/A/A

M3                    XS0210926225      (GBP)55,000,000             (GBP)0     (GBP)55,000,000               A2/A/A

C2                    XS0210929914   (euro) 139,000,000           (euro) 0  (euro) 139,000,000         Baa2/BBB/BBB

C3                    XS0210926571      (GBP)60,000,000             (GBP)0     (GBP)60,000,000         Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

A1                             4.97%           0.04%       0.285714         Sept 06



A2                             2.74%           0.04%       0.285714         Sept 06

A3                             5.01%           0.08%       1.000000          Dec 07


A4                             5.03%           0.10%       1.000000          Mar 10

A5                             2.79%           0.09%       1.000000          Mar 10

A6                             4.71%           0.12%       1.000000          Mar 10

B1                             5.06%           0.13%       1.000000          Dec 06

B2                             2.89%           0.19%       1.000000          Mar 10

B3                             4.78%           0.19%       1.000000          Mar 10

M1                             5.16%           0.23%       1.000000          Dec 06

M2                             2.98%           0.28%       1.000000          Mar 10

M3                             4.87%           0.28%       1.000000          Mar 10

C2                            3.264%           0.56%       1.000000          Mar 10

C3                             5.15%           0.56%       1.000000          Mar 10
-----------------------------------------------------------------------------------


All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes            Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------
                              ISIN      Brought forward             Repaid         Outstanding               Rating
                                                                                                   Moodys/S&P/Fitch

A1                    US38741YAF60         $507,092,948       $138,709,160        $368,383,788          Aaa/AAA/AAA

A2                    XS0220176084     (GBP)104,019,066    (GBP)28,453,161     (GBP)75,565,905          Aaa/AAA/AAA

A3                    XS0220174469    (euro)343,262,919   (euro)93,895,430   (euro)249,367,489          Aaa/AAA/AAA

A4                    US38741YAG44         $800,000,000                 $0        $800,000,000          Aaa/AAA/AAA

A5                    XS0220174543    (euro)800,000,000            (euro)0   (euro)800,000,000          Aaa/AAA/AAA

A6                    US38741YAH27       $1,250,000,000                 $0      $1,250,000,000          Aaa/AAA/AAA

A7                    XS0220172257     (GBP)250,000,000             (GBP)0    (GBP)250,000,000          Aaa/AAA/AAA

A8                    XS0220486277     (GBP)530,200,000             (GBP)0    (GBP)530,200,000          Aaa/AAA/AAA

B1                    US38741YAJ82          $90,000,000                 $0         $90,000,000            Aa3/AA/AA

B2                    XS0220173909     (euro)62,000,000            (euro)0    (euro)62,000,000            Aa3/AA/AA

B3                    XS0220175862      (GBP)35,100,000             (GBP)0     (GBP)35,100,000            Aa3/AA/AA

M1                    US38741YAK55          $95,000,000                 $0         $95,000,000               A2/A/A

M2                    XS0220172927     (euro)70,000,000            (euro)0    (euro)70,000,000               A2/A/A

M3                    XS0220174972      (GBP)28,100,000             (GBP)0     (GBP)28,100,000               A2/A/A

C1                    US38741YAL39          $90,000,000                 $0         $90,000,000         Baa2/BBB/BBB

C2                    XS0220173651    (euro)131,700,000            (euro)0   (euro)131,700,000         Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           Maturity

A1                             5.12%           0.04%       0.377830          Feb 07

A2                             4.76%           0.05%       0.377830          Feb 07

A3                             2.94%           0.05%       0.377830          Feb 07

A4                             5.27%           0.08%       1.000000          Feb 08

A5                             3.03%           0.14%       1.000000          May 10

A6                             5.32%           0.13%       1.000000          May 10

A7                             4.87%           0.16%       1.000000          May 10

A8                             4.87%           0.16%       1.000000          May 10

B1                             5.33%           0.14%       1.000000          May 07

B2                             3.09%           0.20%       1.000000          May 10

B3                             4.91%           0.20%       1.000000          May 10

M1                             5.43%           0.24%       1.000000          May 07

M2                             3.19%           0.30%       1.000000          May 10

M3                             5.03%           0.32%       1.000000          May 10

C1                             5.69%           0.50%       1.000000          May 08

C2                             3.44%           0.55%       1.000000          May 10
-----------------------------------------------------------------------------------



Notes            Granite Master Issuer plc - Series 2005-3

------------------------------------------------------------------------------------------------------------------------
                              ISIN     Brought forward              Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

A1                    US38741YAM12      $1,000,000,000                  $0      $1,000,000,000         Aaa/AAA/AAA
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

A1                             5.04%          -0.04%       1.000000          Aug 10
-----------------------------------------------------------------------------------




Notes            Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------
                              ISIN     Brought forward              Repaid         Outstanding              Rating
                                                                                                  Moodys/S&P/Fitch

A1                    US38741YAN94        $929,112,272        $222,733,375        $706,378,897         Aaa/AAA/AAA

A2                    XS0229614036   (euro)391,946,255    (euro)93,960,133   (euro)297,986,122         Aaa/AAA/AAA

A3                    US38741YAP43        $996,600,000                  $0        $996,600,000         Aaa/AAA/AAA

A5                    XS0229614200 (euro)1,357,300,000             (euro)0 (euro)1,357,300,000         Aaa/AAA/AAA

A6                    XS0229614465    (GBP)815,400,000              (GBP)0    (GBP)815,400,000         Aaa/AAA/AAA

B1                    US38741YAR09         $72,500,000                  $0         $72,500,000           Aa3/AA/AA

B2                    US38741YAS81         $38,500,000                  $0         $38,500,000           Aa3/AA/AA

B3                    XS0229614549     (GBP)19,000,000              (GBP)0     (GBP)19,000,000           Aa3/AA/AA

B4                    XS0229614895    (euro)56,900,000             (euro)0    (euro)56,900,000           Aa3/AA/AA

M1                    US38741YAT64         $64,700,000                  $0         $64,700,000              A2/A/A

M2                    US38741YAU38         $36,300,000                  $0         $36,300,000              A2/A/A

M3                    XS0229614978     (GBP)30,000,000              (GBP)0     (GBP)30,000,000              A2/A/A

M4                    XS0229615272    (euro)51,000,000             (euro)0    (euro)51,000,000              A2/A/A

C1                    US38741YAV11         $80,400,000                  $0         $80,400,000        Baa2/BBB/BBB

C2                    US38741YAW93         $44,600,000                  $0         $44,600,000        Baa2/BBB/BBB

C3                    XS0229615439     (GBP)10,000,000              (GBP)0     (GBP)10,000,000        Baa2/BBB/BBB

C4                    XS0229615603    (euro)76,100,000             (euro)0    (euro)76,100,000        Baa2/BBB/BBB
------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------
                      Reference Rate          Margin    Pool factor        Expected
                                                                           maturity

A1                             5.11%           0.03%       0.532594          May 07

A2                            2.933%           0.04%       0.532594          May 07

A3                             5.26%           0.07%       1.000000          Aug 08

A5                             2.99%           0.10%       1.000000          Aug 10

A6                             4.83%           0.12%       1.000000          Aug 12

B1                             5.31%           0.12%       1.000000          Aug 07

B2                             5.37%           0.18%       1.000000          Nov 08

B3                             4.89%           0.18%       1.000000          Aug 10

B4                             3.07%           0.18%       1.000000          Aug 10

M1                             5.41%           0.22%       1.000000          Aug 07

M2                             5.47%           0.28%       1.000000          Nov 08

M3                             4.99%           0.28%       1.000000          Aug 10

M4                             3.17%           0.28%       1.000000          Aug 10

C1                             5.62%           0.43%       1.000000          Aug 07

C2                             5.74%           0.55%       1.000000          Nov 08

C3                             5.26%           0.55%       1.000000          Aug 10

C4                             3.44%           0.55%       1.000000          Aug 10
-----------------------------------------------------------------------------------



Notes            Granite Master Issuer plc - Series 2006-1

---------------------------------------------------------------------------------------------------------------------------------
                            ISIN             ISIN     Brought forward              Repaid         Outstanding              Rating
                           Reg S             144A                                                                Moodys/S&P/Fitch

A1                   USG4144BE89     US38741YBG35        $776,100,000                  $0        $776,100,000         Aaa/AAA/AAA

A2                  XS0240602176     XS0240670413   (euro)871,500,000   (euro)181,718,058   (euro)689,781,942         Aaa/AAA/AAA

A3                  XS0240602507     XS0240670504    (GBP)200,000,000              (GBP)0    (GBP)200,000,000         Aaa/AAA/AAA

A4                  USG41441BF54     US38741YBH18      $1,125,000,000        $234,575,910        $890,424,090         Aaa/AAA/AAA

A5                  USG41441BG38     US38741YBJ73      $1,552,200,000                  $0      $1,552,200,000         Aaa/AAA/AAA

A6                  XS0240602929     XS0240670686 (euro)1,900,000,000             (euro)0 (euro)1,900,000,000         Aaa/AAA/AAA

A7                  XS0240603067     XS0240670843    (GBP)400,000,000              (GBP)0    (GBP)400,000,000         Aaa/AAA/AAA

A8                   XS024063653     XS0240671148    (GBP)950,000,000              (GBP)0    (GBP)950,000,000         Aaa/AAA/AAA

B1                  USG41441BH11     US38741YBK47         $91,200,000                  $0         $91,200,000           Aa3/AA/AA

B2                  USG41441BJ76     US38741YBL20         $84,100,000                  $0         $84,100,000           Aa3/AA/AA

B3                  XS0240606169     XS0240671494     (GBP)25,000,000              (GBP)0     (GBP)25,000,000           Aa3/AA/AA

B4                  XS0240606755     XS0240671650    (euro)94,500,000             (euro)0    (euro)94,500,000           Aa3/AA/AA

M1                  USG41441BK40     US38741YBM03         $81,400,000                  $0         $81,400,000              A2/A/A

M2                  USG41441BL23     US38741YBN85         $79,200,000                  $0         $79,200,000              A2/A/A

M3                  XS0240607480     XS0240671734     (GBP)33,500,000              (GBP)0     (GBP)33,500,000              A2/A/A

M4                  XS0240607720     XS0240671817    (euro)97,700,000             (euro)0    (euro)97,700,000              A2/A/A

C2                  USG41441BM06     US38741YBP34        $132,400,000                  $0        $132,400,000        Baa2/BBB/BBB

C3                  XS0240608371     XS0240671908     (GBP)44,200,000              (GBP)0     (GBP)44,200,000        Baa2/BBB/BBB

C4                  XS0240608702     XS0240672039   (euro)129,000,000             (euro)0   (euro)129,000,000        Baa2/BBB/BBB
---------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------
                    Reference Rate          Margin    Pool factor        Expected
                                                                         maturity

A1                           5.16%          -0.03%       1.000000          Nov 09

A2                          2.933%           0.04%       0.791488          Nov 07

A3                           4.75%           0.04%       1.000000          Nov 07

A4                           5.23%           0.04%       0.791488          Nov 07

A5                           5.26%           0.07%       1.000000          Nov 09

A6                           2.99%           0.10%       1.000000          Feb 11

A7                           4.83%           0.12%       1.000000          Feb 13

A8                           4.83%           0.12%       1.000000          Feb 13

B1                           5.32%           0.13%       1.000000          Nov 07

B2                           5.36%           0.17%       1.000000          Aug 10

B3                           4.89%           0.18%       1.000000          Feb 11

B4                           3.07%           0.18%       1.000000          Feb 11

M1                           5.42%           0.23%       1.000000          Nov 07

M2                           5.48%           0.29%       1.000000          May 10

M3                           5.01%           0.30%       1.000000          Feb 11

M4                           3.19%           0.30%       1.000000          Feb 11

C2                           5.79%           0.60%       1.000000          May 10

C3                           5.31%           0.60%       1.000000          Feb 11

C4                           3.49%           0.60%       1.000000          Feb 11
---------------------------------------------------------------------------------



Notes            Granite Master Issuer plc - Series 2006-2

---------------------------------------------------------------------------------------------------------------------------
                               ISIN     Brought forward               Issued          Outstanding              Rating
                                                                                                     Moodys/S&P/Fitch

A1                     US38741YBQ17                  $0         $810,000,000         $810,000,000         Aaa/AAA/AAA

A2                     XS0252419832             (euro)0    (euro)300,000,000    (euro)300,000,000         Aaa/AAA/AAA

A3                     XS0252425995              (GBP)0      (GBP)70,000,000      (GBP)70,000,000         Aaa/AAA/AAA

A4                     US38741YBR99                  $0       $1,275,000,000       $1,275,000,000         Aaa/AAA/AAA

A5                     XS0252421499             (euro)0  (euro)1,360,000,000  (euro)1,360,000,000         Aaa/AAA/AAA

A6                     XS0252427009              (GBP)0     (GBP)500,000,000     (GBP)500,000,000         Aaa/AAA/AAA

B1                     US38741YBS72                  $0          $29,000,000          $29,000,000           Aa3/AA/AA

B2                     US38741YBT55                  $0          $36,000,000          $36,000,000           Aa3/AA/AA

B3                     XS0252428072             (euro)0     (euro)37,500,000     (euro)37,500,000           Aa3/AA/AA

M1                     US38741YBU29                  $0          $25,000,000          $25,000,000              A2/A/A

M2                     US38741YBV02                  $0          $25,000,000          $25,000,000              A2/A/A

M3                     XS0252429047             (euro)0     (euro)35,000,000     (euro)35,000,000              A2/A/A

M4                     XS0252423198              (GBP)0      (GBP)10,000,000      (GBP)10,000,000              A2/A/A

C1                     US38741YBW84                  $0          $75,000,000          $75,000,000        Baa2/BBB/BBB

C2                     XS0252430136             (euro)0     (euro)55,000,000     (euro)55,000,000        Baa2/BBB/BBB

C3                     XS0252423941              (GBP)0      (GBP)12,000,000      (GBP)12,000,000        Baa2/BBB/BBB
---------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------
                       Reference Rate          Margin     Pool factor  Expected maturity


A1                              5.09%           0.01%        1.000000             Jan 08

A2                             2.856%           0.03%        1.000000             Jan 08

A3                              4.70%           0.03%        1.000000             Jan 08

A4                              5.18%           0.04%        1.000000             Jul 10

A5                              2.93%           0.10%        1.000000             Oct 11

A6                              4.78%           0.11%        1.000000             Jul 13

B1                              5.22%           0.08%        1.000000             Apr 08

B2                              5.28%           0.14%        1.000000             Jul 11

B3                              2.97%           0.14%        1.000000             Jul 11

M1                              5.32%           0.18%        1.000000             Apr 08

M2                              5.37%           0.23%        1.000000             Jul 11

M3                              3.06%           0.23%        1.000000             Jul 11

M4                              4.90%           0.23%        1.000000             Jul 11

C1                              5.61%           0.47%        1.000000             Jul 11

C2                              3.30%           0.47%        1.000000             Jul 11

C3                              5.14%           0.47%        1.000000             Jul 11
----------------------------------------------------------------------------------------



Credit Enhancement for Granite Master Issuer plc

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 % of Notes
                                                                                                                Outstanding

Class A Notes ((GBP) Equivalent)                                                   (GBP)17,523,753,757               89.73%

Class B Notes ((GBP) Equivalent)                                                      (GBP)637,336,828                3.26%

Class M Notes ((GBP) Equivalent)                                                      (GBP)644,494,898                3.30%

Class C Notes ((GBP) Equivalent)                                                      (GBP)723,664,699                3.71%

---------------------------------------------------------------------------------------------------------------------------

Subordination Levels

---------------------------------------------------------------------------------------------------------------------------
                                                                                               Current             Required

Class A Notes                                                                                   11.99%               11.60%

Class B Notes                                                                                    8.73%                8.30%

Class M Notes                                                                                    5.43%                5.11%

Class C Notes                                                                                    1.72%                1.85%

---------------------------------------------------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

---------------------------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                                                    1.65%

Programme Reserve Required Amount                                                     (GBP)322,233,000                1.72%

Balance Brought Forward                                                               (GBP)294,325,000                1.57%

Drawings this Period                                                                                 0                0.00%

*Additions this period                                                                 (GBP)27,908,000                0.15%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund                     (GBP)322,233,000                1.72%

Excess Spread this Period                                                              (GBP)25,819,138                0.14%

---------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Currency swap triggers
----------------------

                                                               S&P               Moody's          Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger              Short term              A1+                   P-1             F1
                                                         --------------         ------------    -----------
                                        Long term              N/A                    A1             A1

Subsequent downgrade trigger           Short term              N/A                   P-2             F2
                                                         --------------         ------------    -----------
                                        Long term             BBB-                    A3           BBB+

Second subsequent downgrade            Short term              N/A                   N/A             F3
                                                         --------------         ------------    -----------
                                        Long term              N/A                   N/A           BBB-

Dollar and Euro currency swap providers:


ABN Amro Bank NV                       Short term             A-1+                   P-1             F1
                                                         --------------         ------------    -----------
                                        Long term              AA-                   Aa3            AA-

Barclays Bank PLC                      Short term             A-1+                   P-1             F1
                                                         --------------         ------------    -----------
                                        Long term              AA+                   Aa1            AA-

HSBC                                   Short term             A-1+                   P-1             F1
                                                         --------------         ------------    -----------
                                        Long term              AA-                   Aa2             AA


Citigroup Global markets Limited       Short term             A-1+                   P-1             F1
                                                         --------------         ------------    -----------
                                        Long term              AA-                   Aa1            AA+


Swiss Re                               Short term             A-1+                   P-1           A-1+
                                                         --------------         ------------    -----------
                                        Long term               AA                   Aa2             AA


UBS AG                                 Short term             A-1+                   P-1            N/A
                                                         --------------         ------------    -----------
                                        Long term              AA+                   Aa2            N/A
-----------------------------------------------------------------------------------------------------------
